Reverse Recapitalization - Equity (Details) - Merger agreement $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Cash - BRPA trust and cash, net of redemptions	$ 4,363
Cash - PIPE financing, net of transaction costs	8,100
Non-cash net working capital assumed from BRPA	(962)
Less: notes payable assumed from BRPA	(1,100)
Less: fair value of assumed Placement Warrants	(1,984)
Less: fair value of Earnout Cash	(25,520)
Less: transaction costs and advisory fees allocated to NRXP equity	(1,413)
Effect of Merger, net of redemptions and transaction costs	(26,616)
Effect of Merger, net of redemptions and transaction costs	$ 11,050